Davidson Multi-Cap Equity Fund
Schedule of Investments
March 31, 2020 (Unaudited)

Shares	COMMON STOCKS - 89.74%	Value
	Aerospace & Defense - 2.64%
24,030	United Technologies Corp.	$2,266,750

	Air Freight & Logistics - 1.72%
12,175	Fedex Corp.	1,476,341

	Auto Components - 1.82%
31,720	Aptiv PLC (b)	1,561,893

	Banks - 5.36%
28,120	Citigroup, Inc.	1,184,414
20,005	First Republic Bank	1,646,011
19,590	JPMorgan Chase & Co.	1,763,688
		4,594,113
	Beverages - 1.86%
13,280	PepsiCo, Inc.	1,594,928

	Biotechnology - 1.71%
7,245	Amgen, Inc.	1,468,779

	Capital Markets - 1.73%
27,860	State Street Corp.	1,484,102

	Chemicals - 2.38%
50,422	Corteva, Inc.	1,184,917
25,197	DuPont de Nemours, Inc.	859,218
		2,044,135
	Communications Equipment - 5.26%
9,535	Arista Networks, Inc. (a)	1,931,314
65,710	Cisco Systems, Inc.	2,583,060
		4,514,374
	Electrical Equipment - 2.01%
22,175	Eaton Corp. PLC (b)	1,722,776

	Entertainment - 1.94%
16,650	Electronic Arts, Inc. (a)	1,667,830

	Food & Staples Retailing - 4.04%
96,485	Sprouts Farmers Market, Inc. (a)	1,793,656
14,680	Walmart, Inc.	1,667,942
		3,461,598
	Health Care Equipment & Supplies - 2.19%
8,157	Becton, Dickinson & Co.	1,874,234

	Health Care Providers & Services - 4.07%
10,599	Cigna Corp.	1,877,931
12,750	Laboratory Corp. of America Holdings (a)	1,611,472
		3,489,403
	Health Care Technology - 2.15%
29,290	Cerner Corp.	1,844,977

	Hotels, Restaurants & Leisure - 1.90%
24,795	Starbucks Corp.	1,630,023

	Household Products - 1.54%
20,575	Church & Dwight Co., Inc.	1,320,504

	Industrial Conglomerates - 1.76%
11,025	3M Co.	1,505,023

	Insurance - 3.57%
34,715	Principal Financial Group, Inc.	1,087,968
26,745	Progressive Corp.	1,974,851
		3,062,819
	Interactive Media & Services - 4.20%
3,094	Alphabet, Inc. - Class C (a)(d)	3,597,734

	Internet & Direct Marketing Retail - 5.69%
1,113	Amazon.com, Inc. (a)	2,170,038
50,515	eBay, Inc.	1,518,481
93,705	Stitch Fix, Inc. - Class A (a)	1,190,054
		4,878,573
	IT Services - 1.67%
11,769	Fidelity National Information Services, Inc.	1,431,581

	Multi-Utilities - 2.42%
18,330	Sempra Energy	2,071,107

	Oil, Gas & Consumable Fuels - 2.80%
22,584	Chevron Corp.	1,636,437
21,275	EOG Resources, Inc.	764,198
		2,400,635
	Pharmaceuticals - 4.38%
29,250	Bristol-Myers Squibb Co.	1,630,395
27,625	Merck & Co., Inc.	2,125,467
		3,755,862
	Semiconductors & Semiconductor Equipment - 1.58%
15,870	Silicon Laboratories, Inc. (a)	1,355,457

	Software - 9.94%
20,760	Fortinet, Inc. (a)	2,100,288
5,130	Intuit, Inc.	1,179,900
22,690	Microsoft Corp.	3,578,440
11,580	Salesforce.com, Inc. (a)	1,667,289
		8,525,917
	Technology Hardware, Storage & Peripherals - 3.82%
12,868	Apple, Inc.	3,272,204

	Textiles, Apparel & Luxury Goods - 1.17%
78,790	Gildan Activewear, Inc. (b)	1,005,360

	Wireless Telecommunication Services - 2.42%
24,720	T-Mobile US, Inc. (a)	2,074,008
	TOTAL COMMON STOCKS (Cost $59,223,773)	76,953,040

	REITs - 4.87%
113,065	AGNC Investment Corp.	1,196,228
16,155	Camden Property Trust	1,280,122
63,400	CubeSmart	1,698,486
	TOTAL REITs (Cost $4,875,812)	4,174,836

	RIGHTS - 0.15%
	Pharmaceuticals - 0.15%
33,270	Bristol-Myers Squibb Co. (a)	126,426
	TOTAL RIGHTS (Cost $70,865)	126,426

	MONEY MARKET FUND - 4.37%
3,747,576	First American Government Obligations Fund, Class X, 0.43% (c)	3,747,576
	TOTAL MONEY MARKET FUND (Cost $3,747,576)	3,747,576

	Total Investments in Securities (Cost $67,918,026) - 99.13%	85,001,878
	Other Assets in Excess of Liabilities - 0.87%	750,123
	NET ASSETS - 100.00%	$85,752,001

PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	Rate shown is the 7-day annualized yield as of March 31, 2020.
(d)	Non-voting shares.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Davidson Multi-Cap Equity Fund
Summary of Fair Value Disclosure at March 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of their investments on a recurring basis. Accounting principals generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2020:

Davidson Multi-Cap Equity Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$7,339,573	$-	$-	$7,339,573
Consumer Discretionary	9,075,849	-	-	9,075,849
Consumer Staples	6,377,029	-	-	6,377,029
Energy	2,400,635	-	-	2,400,635
Financials	9,141,034	-	-	9,141,034
Health Care	12,433,256	-	-	12,433,256
Industrials	6,970,889	-	-	6,970,889
Information Technology	19,099,533	-	-	19,099,533
Materials	2,044,135	-	-	2,044,135
Utilities	2,071,107	-	-	2,071,107
Total Common Stocks	76,953,040	-	-	76,953,040
REITs	4,174,836	-	-	4,174,836
Rights	126,426	-	-	126,426
Money Market Fund	3,747,576	-	-	3,747,576
Total Investments in Securities	$85,001,878	$-	$-	$85,001,878

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification. For the period ended March 31, 2020, the Fund did not recognize any transfers to or from Level 3.